NOTE 11 - STOCKHOLDERS' DEFICIENCY: Schedule of Status of Warrants (Tables)	12 Months Ended
Dec. 31, 2020
2019 Omnibus Long-Term Incentive Plan
Schedule of Status of Warrants

	December 31, 2020		December 31, 2019
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	29,000,000	$0.10	-	$-
Issued	20,500,000	0.15	29,000,000	0.10
Outstanding, end of period	49,500,000	$0.12	29,000,000	$0.10

Executive Compensation
Schedule of Status of Warrants

	December 31, 2020		December 31, 2019
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	194,204,339	$0.09	192,148,956	$0.09
Issued	23,005,000	0.12	12,783,672	0.10
Exercised	(14,365,000)	0.10	(9,688,917)	0.10
Cancelled	-	-	(345,205)	0.11
Expired	(2,667,333)	0.08	(694,167)	0.17

Outstanding, end of period	200,177,006	$0.10	194,204,339	$0.09